Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

Subsequent Events

Reverse Stock Split and Stock Dividend

In preparation for a potential listing of shares of the Company’s common stock on a national securities exchange, on October 24, 2013, the Company’s board of directors approved a ten-to-one reverse stock split of the Company’s outstanding common stock (the “Reverse Stock Split”), which was effected on October 24, 2013, and declared a stock dividend which was paid on October 25, 2013 (the “Stock Dividend” and, together with the Reverse Stock Split, the “Recapitalization”) pursuant to which each share of common stock outstanding as of October 24, 2013, following the Reverse Stock Split, received:

•	one share of Class B-1 common stock; plus

•	one share of Class B-2 common stock; plus

•	one share of Class B-3 common stock.

In connection with the reverse stock split, the Company redesignated all of its common stock as Class A Common Stock. The Class B common stock is identical to the Class A common stock except that (1) the Company does not intend to list the Class B common stock on a national securities exchange and (2) shares of the Class B common stock will convert automatically into shares of the Class A common stock, pursuant to provisions of the charter, on the following schedule: (i) six months following the listing, in the case of the Class B-1 common stock; (ii) the earlier of 12 months following the listing and such earlier date as determined by the board of directors, but not earlier than nine months following the listing, in the case of the Class B-2 common stock; and (iii) the earlier of 18 months following the listing and such earlier date as determined by the board of directors, but not earlier than 12 months following the listing, in the case of the Class B-3 common stock. All common stock share and per share data included in these consolidated financial statements give retroactive effect to the Recapitalization.

On the 18-month anniversary of the listing, all shares of the Class B common stock will have converted into the Class A common stock. If the Company has not listed the Class A common stock by December 31, 2015, all of the outstanding shares of Class B common stock will automatically convert to Class A common stock.

Amendments to the Charter

On October 24, 2013, the Company filed Articles of Amendment to the charter in order to effect the Reverse Stock Split (the “Reverse Split Articles”). The Reverse Split Articles redesignate the currently outstanding shares of common stock as shares of Class A common stock and combined every ten shares of the issued and outstanding Class A common stock, $0.01 par value per share, into one share of Class A common stock, $0.10 par value per share. On October 24, 2013, following the effectiveness of the Reverse Split Articles, the Company also filed Articles of Amendment changing the par value of the issued and outstanding shares of Class A common stock back to $0.01 per share (the “Par Value Articles”). Following effectiveness of the Par Value Articles, the Company filed Articles Supplementary to the charter designating the terms of the Class B common stock, as described above.

Amendment to the Master Agreement

On October 24, 2013, the Company, CatchMark Timber OP, Wells TIMO and Wells REF entered into the Master Agreement Amendment pursuant to which the parties agreed to terminate the Restated Advisory Agreement effective on October 25, 2013.

Termination of Advisory Agreement

Pursuant to the Master Agreement, as amended by the Master Agreement Amendment, the Restated Advisory Agreement terminated on October 25, 2013.

Transition Services Agreement

Pursuant to the Master Agreement, the Company, CatchMark Timber OP and Wells REF entered into the TSA on October 25, 2013, pursuant to which Wells REF and its affiliates will provide certain consulting, support and transitional services (as set forth in the TSA) to the Company at its direction in order to facilitate the Company’s successful transition to self management.

In exchange for the services provided by Wells REF under the TSA, the Company or CatchMark Timber OP will pay Wells REF a monthly consulting fee of $22,875 (the “Consulting Fee”). In addition to the Consulting Fee, the Company or CatchMark Timber OP will pay directly or reimburse Wells REF for any third-party expenses paid or incurred by Wells REF and its affiliates on the Company’s behalf or CatchMark Timber OP behalf in connection with the services provided pursuant to the TSA; provided, however, that (1) Wells REF will obtain written approval from the Company or CatchMark Timber OP prior to incurring any third-party expenses for the account of, or reimbursable by, the Company or CatchMark Timber OP and (2) the Company will not be required to reimburse Wells REF for any administrative service expenses, including Wells REF’s overhead, personnel costs and costs of goods used in the performance of services under the TSA.

The TSA will remain in effect until June 30, 2014 unless otherwise terminated in accordance with the terms of the TSA. The TSA may be terminated (1) immediately by the Company or Wells REF for Cause (as defined in the TSA) or (2) by the Company or Wells REF upon 60 days’ written notice for any reason. Following the termination of the TSA, Wells REF will not be entitled to continue to receive the Consulting Fee; provided, however, that (1) Wells REF will be entitled to receive from the Company within 30 days after the termination date all unpaid reimbursements of expenses and all earned but unpaid Consulting Fees payable to Wells REF prior to the termination date, and (2) if the Company terminates the TSA without Cause prior to June 30, 2014, Wells REF will be entitled to receive the Consulting Fee through June 30, 2014.

Amendment No. 2 to the Preferred Stock Redemption Agreement

Pursuant to the Master Agreement, on October 25, 2013, the Company, Wells REF, Leo F. Wells, III and Douglas P. Williams entered into Amendment No. 2 to the Preferred Stock Redemption Agreement, (the “Stock Redemption Agreement Amendment No. 2”), pursuant to which the Company agreed to purchase the issued and outstanding shares of the Series A Preferred Stock, $0.01 par value per share, and Series B Preferred Stock, $0.01 par value per share, held by Wells REF for $1,000 per share plus accrued but unpaid distributions through the date immediately preceding the redemption date.

Sublease Agreement

Pursuant to the Master Agreement, Wells REF and CatchMark Timber OP entered into the Sublease on October 25, 2013, pursuant to which CatchMark Timber OP will sublet from Wells REF a portion of the office space located in Norcross, Georgia currently used and occupied by Wells REF. The term of the Sublease commenced on October 25, 2013, and will terminate on March 31, 2014; provided that CatchMark Timber OP may terminate the Sublease upon ten business days’ written notice to Wells REF. CatchMark Timber OP will pay Wells REF a monthly rent of $5,961 pursuant to the Sublease, provided that no rent will be payable by our operating partnership for October, November and December 2013.

Agreement of Limited Partnership

Redemption of Special Partnership Units. Pursuant to the Master Agreement and upon the termination of the Advisory Agreement, the special limited partnership units held by Wells TIMO were redeemed by CatchMark Timber OP on October 25, 2013. Wells TIMO did not receive any consideration in connection with the redemption of its special limited partnership units.

Purchase of Common Partnership Units. Pursuant to the Master Agreement, on October 25, 2013, CatchMark LP Holder, the Company’s wholly owned subsidiary, purchased all of Wells TIMO’s common limited partnership units for an aggregate purchase price of $1,312.

Amended and Restated Agreement of Limited Partnership. On October 25, 2013, the Company entered into an amended and restated agreement of limited partnership of CatchMark Timber OP (the “Amended Partnership Agreement”) with CatchMark LP Holder. Under the Amended Partnership Agreement, CatchMark LP Holder replaces Wells TIMO as the sole limited partner of CatchMark Timber OP and removes the provisions relating to our former advisor and the issuance and redemption of the special limited partnership units. In all other respects, the Amended Partnership Agreement contains the same terms and conditions as the third amended and restated agreement of limited partnership dated August 5, 2009.

Executive Compensation Arrangements

Employment Agreements. On October 30, 2013, CatchMark Timber Trust entered into an employment agreement with each of Messrs. Barag, Rasor and Davis, the terms of which commenced on October 25, 2013 and will terminate on December 31, 2017 for each of the executives. Each of the agreements provides for an automatic one-year renewal period, unless either party provides notice to the other of its intent not to renew the agreement. The employment agreements provide for a base salary of $325,000, $305,000, and $305,000, for each of Messrs. Barag, Rasor and Davis, respectively. Pursuant to the employment agreements, CatchMark Timber Trust will provide or pay for health benefits for each of the executives, and the executives are entitled to participate in all incentive, savings and retirement plans and programs available to senior executives of CatchMark Timber Trust.

The employment agreements provide for certain severance benefits if the executive’s employment is terminated by CatchMark Timber Trust without cause or if the executive resigns for good reason, as follows:

•

severance equal to two times his then-current base salary, payable in installments over a 24-month period, or, if the termination occurs during the period commencing 90 days prior to a change in control and concluding on the one-year anniversary of a change in control, severance equal to three times his then-current base salary, payable in a single lump sum;

•

for Messrs. Barag and Davis, monthly payments for 18 months equal to the excess of (i) the COBRA cost of group health benefits over (ii) the active employee rate for such coverage, except that CatchMark Timber Trust’s obligation to provide this benefit will end if the executive becomes employed by another employer that provides him with group health benefits and for Mr. Rasor, 18 monthly payments of $1,413; and

•

expiration of the restrictions on the executive’s outstanding equity awards that expire solely on the executive’s continuous service with CatchMark Timber Trust, accelerated vesting of all of the executive’s outstanding equity awards that vest based on continuous service with CatchMark Timber Trust, and, to the extent any awards held by the executive are exercisable in nature, the executive may exercise such awards through the end of the term of such award.

Equity Awards. The following chart summarizes the equity awards that Messrs. Barag, Rasor and Davis will receive in connection with the commencement of their employment with CatchMark Timber Trust.

	Time-Based Restricted Shares (1)	Performance-Based Restricted Shares (2)	IPO RSUs (3)
Mr. Barag	13,200	19,800	39,000
Mr. Rasor	10,400	15,600	26,000
Mr. Davis	10,400	15,600	26,000

(1)	The restricted shares vest in approximately equal annual installments on each of December 31, 2014, December 31, 2015, December 31, 2016, and December 31, 2017, subject to the executive’s continued employment with CatchMark Timber Trust on each vesting date, or on the earlier occurrence of a change in control or the executive’s termination of employment (i) by CatchMark Timber Trust without cause, (ii) by the executive for good reason, or (iii) by reason of the executive’s death or disability.

(2)	The number of restricted shares earned will be based upon achievement of performance goals for 2014 to be established by the Compensation Committee, and the earned shares will vest on each of December 31, 2014, December 31, 2015, December 31, 2016 and December 31, 2017, subject to the executive’s continued employment with CatchMark Timber Trust on each vesting date. In the event of a change in control, these shares will vest as of the date of the change in control.

(3)	The restricted stock units will vest and convert to shares of Class A common stock on the closing date of this offering, subject to the executive’s continued employment with CatchMark Timber Trust on such date.

Amended and Restated Long-Term Incentive Plan

On October 24, 2013, the Company’s board of directors approved the Amended and Restated CatchMark Timber Trust, Inc. 2005 Long-Term Incentive Plan (the “Plan”), effective on October 25, 2013, to (i) increase the number of shares of common stock available for issuance thereunder to 1,150,000 shares of Class A common stock and 50,000 shares of each of the Class B-1, Class B-2 and Class B-3 common stock, (ii) extend the term of the Plan to October 25, 2023, (iii) incorporate into the plan document previously-approved, stand-alone amendments and (iv) make certain additional ministerial changes.

Subsequent Event

On September 18, 2013, the name of the Company was changed from Wells Timberland REIT, Inc. to CatchMark Timber Trust, Inc. In addition, the name of the operating partnership was changed to CatchMark Timber Operating Partnership, L.P. and the name of the taxable REIT subsidiary was changed to CatchMark Timber TRS, Inc. Accordingly, all references to these entities in the consolidated financial statements and notes thereto have been changed.